COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITIES OF CONTRACTUAL OBLIGATIONS

The following table sets forth our contractual obligations as of December 31, 2022.

	Payment due by December 31
	Total	2023	2024	2025	2026
Operating lease commitments for property management expenses under lease agreements	$83,876	$38,712	$38,712	$6,452	$-